Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions
Related Party Transactions

On June 1, 2006, PSE entered into a revolving credit facility with Puget Energy in the form of a Demand Promissory Note (Note).  Through the Note, PSE may borrow up to $30.0 million from Puget Energy, subject to approval by Puget Energy.  Under the terms of the Note, PSE pays interest on the outstanding borrowings based on the lowest of the weighted-average interest rate of PSE’s outstanding commercial paper interest rate or PSE’s senior unsecured revolving credit facility.  Absent such borrowings, interest is charged at one-month LIBOR plus 0.25%.  At December 31, 2011 and December 31, 2010, the outstanding balance of the Note was $30.0 million and $22.6 million, respectively, and the interest rate was 1.6% and 1.1%, respectively.  The outstanding balance and the related interest under the Note are eliminated by Puget Energy upon consolidation of PSE’s financial statements.  The $30.0 million credit facility with Puget Energy was unaffected by the merger.
On June 3, 2011, Puget Energy issued $500.0 million of senior secured notes.  Macquarie Capital (USA) Inc. acted as a co-manager and underwriter of this issue.  Net proceeds of $484.0 million from these notes were used to repay a portion of the outstanding $782.0 million term-loan.  Puget Energy’s term-loan and credit facility for funding capital expenditures both mature in February 2014, contain similar terms and conditions and are syndicated among numerous committed banks and other financial institutions.  One of these banks is Macquarie Bank Limited, which as of December 31, 2011 had commitments of $6.9 million under the term-loan and $50.6 million under the capital expenditure credit facility.  Concurrent with the borrowings under these credit agreements, Puget Energy entered into several interest rate swap instruments to hedge volatility associated with these two loans.  Two of the swap instruments were entered into with Macquarie Bank Limited with a total notional amount of $444.9 million.  On June 3, 2011 Puget Energy settled one of the swaps with a notional amount of $77.4 million, while the other swap instrument, with a notional amount of $367.5 million remains outstanding as of December 31, 2011.